Additional disclosures in respect of guaranteed securities	12 Months Ended
Mar. 31, 2018
Separate Financial Statements [Abstract]
Additional disclosures in respect of guaranteed securities
Additional disclosures in respect of guaranteed securities

We have three debt issuances (including preferred shares) that are listed on a US national securities exchange and are guaranteed by other companies in the Group. These guarantors commit to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the companies providing the guarantees, we are required to disclose individual financial information for these companies. We have chosen to include this information in the Group financial statements rather than submitting separate stand-alone financial statements.

The following condensed consolidating financial information, comprising statements of comprehensive income, statements of financial position and cash flow statements, is given in respect of National Grid Gas plc (subsidiary guarantor), which became joint full and unconditional guarantor on 11 May 2004 with National Grid plc (parent guarantor) of the 6.625% Guaranteed Notes due 2018 issued in June 1998 by British Transco Finance Inc., then known as British Gas Finance Inc. (issuer of notes). These Guaranteed Notes will be repaid on 1 June 2018.

Condensed consolidating financial information is also provided in respect of Niagara Mohawk Power Corporation as a result of National Grid plc’s guarantee, dated 29 October 2007, of Niagara Mohawk’s 3.6% and 3.9% issued preferred shares. National Grid Gas plc, British Transco Finance Inc., and Niagara Mohawk Power Corporation are 100% owned and National Grid plc’s guarantee of Niagara Mohawk Power Corporation’s preferred shares is full and unconditional pursuant to Rule 3-10(i)(8) (i) and (ii) of Regulation S-X. The guarantees of National Grid Gas plc and National Grid plc are joint and several.

The following financial information for National Grid plc, National Grid Gas plc, British Transco Finance Inc., and Niagara Mohawk Power Corporation on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information, and is provided pursuant to various rules including Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities.

This financial information should be read in conjunction with the other disclosures in these financial statements.

Summary statements of comprehensive income are presented, on a consolidated basis, for the three years ended 31 March 2018. Summary statements of comprehensive income of National Grid plc and National Grid Gas plc are presented under IFRS measurement principles, as modified by the inclusion of the results of subsidiary undertakings on the basis of equity accounting principles.

The summary statements of financial position of National Grid plc and National Grid Gas plc include the investments in subsidiaries recorded on the basis of equity accounting principles for the purposes of presenting condensed consolidating financial information under IFRS. The summary statements of financial position present these investments within non-current financial and other investments.

The consolidation adjustments column includes the necessary amounts to eliminate the intercompany balances and transactions between National Grid plc, National Grid Gas plc, British Transco Finance Inc., Niagara Mohawk Power Corporation and other subsidiaries.
34. Additional disclosures in respect of guaranteed securities continued

Summary statements of comprehensive income for the year ended 31 March 2018 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,416	—	1,430	11,495	(91)	15,250
Operating costs:
Depreciation and amortisation	—	(190)	—	(245)	(1,095)	—	(1,530)
Payroll costs	—	(318)	—	(122)	(1,208)	—	(1,648)
Purchases of electricity	—	(537)	—	—	(748)	—	(1,285)
Purchases of gas	—	(166)	—	—	(1,377)	—	(1,543)
Rates and property tax	—	(183)	—	(94)	(780)	—	(1,057)
Balancing Service Incentive Scheme	—	—	—	—	(1,012)	—	(1,012)
Payments to other UK network owners	—	—	—	—	(1,043)	—	(1,043)
Other operating costs	—	(397)	—	(331)	(2,002)	91	(2,639)
	—	(1,791)	—	(792)	(9,265)	91	(11,757)
Total operating profit	—	625	—	638	2,230	—	3,493
Net finance income/(costs)	889	(100)	—	(174)	(1,360)	—	(745)
Dividends receivable	950	—	—	—	—	(950)	—
Interest in equity accounted affiliates	1,672	—	—	8	(40)	(1,680)	(40)
Profit before tax	3,511	525	—	472	830	(2,630)	2,708
Tax	40	321	—	(103)	626	—	884
Profit after tax from discontinued operations	—	—	—	17	(58)	—	(41)
Profit for the year	3,551	846	—	386	1,398	(2,630)	3,551
Amounts recognised in other comprehensive income from continuing operations[2]	371	1	—	272	604	(877)	371
Total comprehensive income for the year	3,922	847	—	658	2,002	(3,507)	3,922
Attributable to:
Equity shareholders	3,922	847	—	658	2,002	(3,507)	3,922
Non-controlling interests	—	—	—	—	—	—	—
	3,922	847	—	658	2,002	(3,507)	3,922
1.    Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.
2.    Includes other comprehensive income relating to interest in equity accounted affiliates.
34. Additional disclosures in respect of guaranteed securities continued

Summary statements of comprehensive income for the year ended 31 March 2017 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,388	—	1,376	11,435	(164)	15,035
Operating costs:
Depreciation and amortisation	—	(193)	—	(256)	(1,032)	—	(1,481)
Payroll costs	—	(326)	—	(114)	(1,138)	—	(1,578)
Purchases of electricity	—	(511)	—	—	(586)	—	(1,097)
Purchases of gas	—	(140)	—	(67)	(1,012)	—	(1,219)
Rates and property tax	—	(188)	—	(101)	(753)	—	(1,042)
Balancing Service Incentive Scheme	—	—	—	—	(1,120)	—	(1,120)
Payments to other UK network owners	—	—	—	—	(1,008)	—	(1,008)
Other operating costs	—	(435)	—	(394)	(2,617)	164	(3,282)
	—	(1,793)	—	(932)	(9,266)	164	(11,827)
Total operating profit	—	595	—	444	2,169	—	3,208
Net finance income/(costs)	8,177	(101)	—	(253)	(8,910)	—	(1,087)
Dividends receivable	—	—	—	—	8,100	(8,100)	—
Interest in equity accounted affiliates	(401)	—	—	—	63	401	63
Profit before tax	7,776	494	—	191	1,422	(7,699)	2,184
Tax	19	(181)	—	16	(228)	—	(374)
Profit after tax from discontinued operations	—	—	—	4,633	1,351	—	5,984
Profit for the year	7,795	313	—	4,840	2,545	(7,699)	7,794
Amounts recognised in other comprehensive income from continuing operations[2]	578	—	—	114	177	(291)	578
Amounts recognised in other comprehensive income from discontinued operations[2]	42	—	—	51	(62)	11	42
Total comprehensive income for the year	8,415	313	—	5,005	2,660	(7,979)	8,414
Attributable to:
Equity shareholders	8,415	313	—	5,005	2,661	(7,979)	8,415
Non-controlling interests	—	—	—	—	(1)	—	(1)
	8,415	313	—	5,005	2,660	(7,979)	8,414

1.	Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.

2.	Includes other comprehensive income relating to interest in equity accounted affiliates.
34. Additional disclosures in respect of guaranteed securities continued

Summary statements of comprehensive income for the year ended 31 March 2016 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc re-presented[1] £m	Other subsidiaries re-presented[1] £m	Consolidation adjustments[1] £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,027	—	1,244	10,069	(128)	13,212
Operating costs:
Depreciation and amortisation	—	(162)	—	(255)	(894)	—	(1,311)
Payroll costs	—	(260)	—	(115)	(962)	—	(1,337)
Purchases of electricity	—	(484)	—	—	(828)	—	(1,312)
Purchases of gas	—	(86)	—	(75)	(806)	—	(967)
Rates and property tax	—	(155)	—	(101)	(643)	—	(899)
Balancing Service Incentive Scheme	—	—	—	—	(907)	—	(907)
Payments to other UK network owners	—	—	—	—	(971)	—	(971)
Other operating costs	—	(433)	—	(173)	(1,805)	128	(2,283)
	—	(1,580)	—	(719)	(7,816)	128	(9,987)
Total operating profit	—	447	—	525	2,253	—	3,225
Net finance income/(costs)	701	(87)	—	(132)	(1,437)	—	(955)
Dividends receivable	—	—	—	—	620	(620)	—
Interest in equity accounted affiliates	1,843	—	—	33	59	(1,876)	59
Profit before tax	2,544	360	—	426	1,495	(2,496)	2,329
Tax	47	(141)	—	(56)	(277)	—	(427)
Profit after tax from discontinued operations	—	—	—	735	(43)	—	692
Profit for the year	2,591	219	—	1,105	1,175	(2,496)	2,594
Amounts recognised in other comprehensive income from continuing operations[3]	502	(1)	—	8	426	(433)	502
Amounts recognised in other comprehensive income from discontinued operations[3]	71	—	—	(13)	153	(140)	71
Total comprehensive income for the year	3,164	218	—	1,100	1,754	(3,069)	3,167
Attributable to:
Equity shareholders	3,164	218	—	1,100	1,751	(3,069)	3,164
Non-controlling interests	—	—	—	—	3	—	3
	3,164	218	—	1,100	1,754	(3,069)	3,167

1.	Amounts have been re-presented to reflect the classification of the UK Gas Distribution business as a discontinued operation.

2.	Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.

3.	Includes other comprehensive income relating to interest in equity accounted affiliates.
34. Additional disclosures in respect of guaranteed securities continued

Statements of financial position as at 31 March 2018 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Non-current assets
Goodwill	—	691	—	—	4,753	—	5,444
Other intangible assets	—	3	—	107	789	—	899
Property, plant and equipment	—	6,148	—	4,433	29,272	—	39,853
Other non-current assets	—	3	—	94	18	—	115
Amounts owed by subsidiary undertakings	350	—	—	3,426	2,593	(6,369)	—
Pension assets	—	231	—	412	766	—	1,409
Financial and other investments	21,708	30	—	101	12,340	(31,112)	3,067
Derivative financial assets	18	2	—	591	708	—	1,319
Total non-current assets	22,076	7,108	—	9,164	51,239	(37,481)	52,106
Current assets
Inventories and current intangible assets	—	36	—	22	283	—	341
Trade and other receivables	1	515	—	276	2,006	—	2,798
Current tax assets	—	—	—	—	307	(193)	114
Amounts owed by subsidiary undertakings	11,254	130	220	708	11,253	(23,565)	—
Financial and other investments	938	15	—	863	878	—	2,694
Derivative financial assets	308	7	—	46	—	44	405
Cash and cash equivalents	—	4	—	271	54	—	329
Total current assets	12,501	707	220	2,186	14,781	(23,714)	6,681
Total assets	34,577	7,815	220	11,350	66,020	(61,195)	58,787
Current liabilities
Borrowings	(781)	(51)	(218)	(675)	(2,722)	—	(4,447)
Derivative financial liabilities	(187)	(36)	—	(68)	(66)	(44)	(401)
Trade and other payables	(62)	(318)	—	(347)	(2,726)	—	(3,453)
Amounts owed to subsidiary undertakings	(11,809)	—	—	(624)	(11,132)	23,565	—
Current tax liabilities	—	(202)	—	(26)	(88)	193	(123)
Provisions	—	(23)	—	(66)	(184)	—	(273)
Total current liabilities	(12,839)	(630)	(218)	(1,806)	(16,918)	23,714	(8,697)
Non-current liabilities
Borrowings	(773)	(2,087)	—	(3,635)	(15,683)	—	(22,178)
Derivative financial liabilities	(41)	(18)	—	(157)	(444)	—	(660)
Other non-current liabilities	—	(281)	—	(181)	(855)	—	(1,317)
Amounts owed to subsidiary undertakings	(2,091)	—	—	(500)	(3,778)	6,369	—
Deferred tax liabilities	(1)	(626)	—	(441)	(2,568)	—	(3,636)
Pensions and other post-retirement benefit obligations	—	(765)	—	—	(907)	—	(1,672)
Provisions	—	(248)	—	(129)	(1,402)	—	(1,779)
Total non-current liabilities	(2,906)	(4,025)	—	(5,043)	(25,637)	6,369	(31,242)
Total liabilities	(15,745)	(4,655)	(218)	(6,849)	(42,555)	30,083	(39,939)
Net assets	18,832	3,160	2	4,501	23,465	(31,112)	18,848
Equity
Share capital	452	133	—	45	182	(360)	452
Share premium account	1,321	2,194	—	204	9,032	(11,430)	1,321
Retained earnings	21,599	830	2	2,929	14,217	(17,978)	21,599
Other equity reserves	(4,540)	3	—	1,323	18	(1,344)	(4,540)
Shareholders’ equity	18,832	3,160	2	4,501	23,449	(31,112)	18,832

Non-controlling interests	—	—	—	—	16	—	16
Total equity	18,832	3,160	2	4,501	23,465	(31,112)	18,848
34. Additional disclosures in respect of guaranteed securities continued

Statements of financial position as at 31 March 2017 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation[1] £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries[1] £m	Consolidation adjustments £m	National Grid consolidated[1] £m
Non-current assets
Goodwill	—	763	—	—	5,333	—	6,096
Other intangible assets	—	—	—	125	798	—	923
Property, plant and equipment	—	6,553	—	4,358	28,914	—	39,825
Other non-current assets	—	5	—	9	55	—	69
Amounts owed by subsidiary undertakings	342	—	239	3,426	2,576	(6,583)	—
Pension assets	—	223	—	45	335	—	603
Financial and other investments	17,689	31	—	95	12,429	(27,061)	3,183
Derivative financial assets	149	2	—	813	603	—	1,567
Total non-current assets	18,180	7,577	239	8,871	51,043	(33,644)	52,266
Current assets
Inventories and current intangible assets	—	38	—	20	345	—	403
Trade and other receivables	—	494	—	360	1,874	—	2,728
Current tax assets	—	—	—	—	317	—	317
Amounts owed by subsidiary undertakings	12,734	505	6	1,965	12,083	(27,293)	—
Financial and other investments	5,471	29	—	1,835	1,406	—	8,741
Derivative financial assets	202	13	—	51	174	(194)	246
Cash and cash equivalents	1,090	4	—	(9)	54	—	1,139
Total current assets	19,497	1,083	6	4,222	16,253	(27,487)	13,574
Total assets	37,677	8,660	245	13,093	67,296	(61,131)	65,840
Current liabilities
Borrowings	(1,120)	(55)	(5)	(833)	(3,483)	—	(5,496)
Derivative financial liabilities	(533)	(42)	—	(185)	(581)	194	(1,147)
Trade and other payables	(46)	(311)	—	(342)	(2,646)	—	(3,345)
Amounts owed to subsidiary undertakings	(12,012)	—	—	(2,151)	(13,130)	27,293	—
Current tax liabilities	(3)	(156)	—	(9)	61	—	(107)
Provisions	—	—	—	(184)	(232)	—	(416)
Total current liabilities	(13,714)	(564)	(5)	(3,704)	(20,011)	27,487	(10,511)
Non-current liabilities
Borrowings	(1,262)	(2,345)	(239)	(3,879)	(15,417)	—	(23,142)
Derivative financial liabilities	(272)	(26)	—	(234)	(714)	—	(1,246)
Other non-current liabilities	—	(324)	—	(204)	(842)	—	(1,370)
Amounts owed to subsidiary undertakings	(2,058)	—	—	(756)	(3,769)	6,583	—
Deferred tax liabilities	(3)	(1,178)	—	(369)	(2,929)	—	(4,479)
Pensions and other post-retirement benefit obligations	—	(889)	—	—	(1,647)	—	(2,536)
Provisions	—	(298)	—	(104)	(1,770)	—	(2,172)
Total non-current liabilities	(3,595)	(5,060)	(239)	(5,546)	(27,088)	6,583	(34,945)
Total liabilities	(17,309)	(5,624)	(244)	(9,250)	(47,099)	34,070	(45,456)
Net assets	20,368	3,036	1	3,843	20,197	(27,061)	20,384
Equity
Share capital	449	149	—	45	182	(376)	449
Share premium account	1,324	2,431	—	204	8,033	(10,668)	1,324
Retained earnings	22,582	456	1	2,268	11,914	(14,639)	22,582
Other equity reserves	(3,987)	—	—	1,326	52	(1,378)	(3,987)
Shareholders’ equity	20,368	3,036	1	3,843	20,181	(27,061)	20,368

Non-controlling interests	—	—	—	—	16	—	16
Total equity	20,368	3,036	1	3,843	20,197	(27,061)	20,384

1.
Consistent with the presentation of the Group balance sheet we have re-presented commodity derivatives from current and non-current receivables and payables to derivative financial assets and liabilities.

34. Additional disclosures in respect of guaranteed securities continued

Cash flow statements

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Year ended 31 March 2018
Net cash flow from operating activities – continuing operations	35	662	—	888	3,125	—	4,710
Net cash flow from operating activities – discontinued operations	—	—	—	(98)	(109)	—	(207)
Net cash flow from/(used in) investing activities – continuing operations	4,660	(473)	15	656	(1,759)	(862)	2,237
Net cash flow from/(used in) investing activities – discontinued operations	—	—	—	—	—	—	—
Net cash flow (used in)/from financing activities – continuing operations	(5,785)	(189)	(15)	(1,041)	(1,148)	862	(7,316)
Net cash flow (used in)/from financing activities – discontinued operations	—	—	—	(125)	(106)	—	(231)
Net increase/(decrease) in cash and cash equivalents in the year	(1,090)	—	—	280	3	—	(807)
Year ended 31 March 2017
Net cash flow from operating activities – continuing operations	53	757	—	918	2,592	—	4,320
Net cash flow from operating activities – discontinued operations	—	—	—	450	459	—	909
Net cash flow from/(used in) investing activities – continuing operations	4,181	(469)	15	215	(1,118)	(6,458)	(3,634)
Net cash flow from/(used in) investing activities – discontinued operations	—	—	—	5,618	(6,298)	—	(680)
Net cash flow (used in)/from financing activities – continuing operations	(3,146)	(288)	(15)	(8,322)	3,771	6,458	(1,542)
Net cash flow (used in)/from financing activities – discontinued operations	—	—	—	1,120	491	—	1,611
Net increase/(decrease) in cash and cash equivalents in the year	1,088	—	—	(1)	(103)	—	984
Year ended 31 March 2016
Net cash flow from operating activities – continuing operations	57	580	—	599	3,056	—	4,292
Net cash flow from operating activities – discontinued operations	—	—	—	1,144	(68)	—	1,076
Net cash flow from/(used in) investing activities – continuing operations	502	(440)	13	56	(1,721)	(1,869)	(3,459)
Net cash flow from/(used in) investing activities – discontinued operations	—	—	—	(562)	(15)	—	(577)
Net cash flow (used in)/from financing activities – continuing operations	(555)	(148)	(13)	(1,185)	(1,173)	1,869	(1,205)
Net cash flow (used in)/from financing activities – discontinued operations	—	—	—	(63)	(60)	—	(123)
Net (decrease)/increase in cash and cash equivalents in the year	4	(8)	—	(11)	19	—	4

Cash dividends were received by National Grid plc from subsidiary undertakings amounting to £950 million during the year ended 31 March 2018 (2017: £6,006 million; 2016: £930 million).

Maturity analysis of parent Company borrowings

	2018	2017
	£m	£m
Total borrowings are repayable as follows:
Less than 1 year	781	1,120
In 1 to 2 years	438	515
In 2 to 3 years	—	425
In 3 to 4 years	335	—
In 4 to 5 years	—	322
More than 5 years	—	—
	1,554	2,382